UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Cadian Capital Management, LLC

Address:  461 Fifth Avenue
          24th Floor
          New York, New York  10017


13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham Quigley
Title:   Chief Financial Officer
Phone:   (212) 792-8800


Signature, Place and Date of Signing:


/s/ Graham Quigley              New York, New York             May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     51

Form 13F Information Table Value Total:  $1,939,122
                                        (thousands)


List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   -------------------------
1.    028-12841              Cadian Fund LP

2.    028-12845              Cadian Offshore Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Cadian Capital Management, LLC
                                                           March 31, 2011


COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
--------------                --------------  ---------  ---------  --------------------  ----------  -------- ---------------------
                                                          VALUE      SHS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION    MGRS     SOLE    SHARED NONE
--------------                --------------  ---------  ---------  ---------  ---  ----  ----------  -------- --------- ------ ----
ADECOAGRO S A                 COM             L00849106    8,088      600,000  SH          DEFINED      1,2      600,000
AIXTRON SE                    SPONSORED ADR   009606104    2,194       50,000       PUT    DEFINED      1,2       50,000
AIXTRON SE                    SPONSORED ADR   009606104    4,388      100,000       PUT    DEFINED      1,2      100,000
AMKOR TECHNOLOGY INC          COM             031652100   59,800    8,872,473  SH          DEFINED      1,2    8,872,473
ABERCROMBIE & FITCH CO        CL A            002896207   14,839      252,800  SH          DEFINED      1,2      252,800
ABERCROMBIE & FITCH CO        CL A            002896207    4,403       75,000       CALL   DEFINED      1,2       75,000
ARUBA NETWORKS INC            COM             043176106    3,384      100,000       PUT    DEFINED      1,2      100,000
ASPEN TECHNOLOGY INC          COM             045327103   95,351    6,360,956  SH          DEFINED      1,2    6,360,956
CAREFUSION CORP               COM             14170T101   55,977    1,985,000  SH          DEFINED      1,2    1,985,000
COGO GROUP INC                COM             192448108   26,552    3,290,189  SH          DEFINED      1,2    3,290,189
CEPHEID                       COM             15670R107   47,037    1,678,689  SH          DEFINED      1,2    1,678,689
CHARLES RIV LABS INTL INC     COM             159864107   35,319      920,240  SH          DEFINED      1,2      920,240
EQUINIX INC                   COM NEW         29444U502   80,356      882,062  SH          DEFINED      1,2      882,062
EXPRESS SCRIPTS INC           COM             302182100   90,417    1,625,906  SH          DEFINED      1,2    1,625,906
EXPRESS SCRIPTS INC           COM             302182100    5,561      100,000       CALL   DEFINED      1,2      100,000
KEMET CORP                    COM NEW         488360207   24,535    1,654,400  SH          DEFINED      1,2    1,654,400
LIFE TECHNOLOGIES CORP        COM             53217V109   31,714      605,000  SH          DEFINED      1,2      605,000
LATTICE SEMICONDUCTOR CORP    COM             518415104   27,952    4,737,604  SH          DEFINED      1,2    4,737,604
MF GLOBAL HLDGS LTD           COM             55277J108   72,557    8,762,886  SH          DEFINED      1,2    8,762,886
NATIONAL CINEMEDIA INC        COM             635309107   10,486      561,662  SH          DEFINED      1,2      561,662
NCR CORP NEW                  COM             62886E108  116,577    6,187,735  SH          DEFINED      1,2    6,187,735
NCR CORP NEW                  COM             62886E108   25,434    1,350,000       CALL   DEFINED      1,2    1,350,000
NCR CORP NEW                  COM             62886E108    7,640      405,500       CALL   DEFINED      1,2      405,500
NICE SYS LTD                  SPONSORED ADR   653656108   39,921    1,080,690  SH          DEFINED      1,2    1,080,690
NETSCOUT SYS INC              COM             64115T104   84,165    3,080,700  SH          DEFINED      1,2    3,080,700
NETGEAR INC                   COM             64111Q104   13,897      428,378  SH          DEFINED      1,2      428,378
NVR INC                       COM             62944T105   67,465       89,240  SH          DEFINED      1,2       89,240
NXP SEMICONDUCTORS N V        COM             N6596X109   18,234      608,500  SH          DEFINED      1,2      608,500
ON SEMICONDUCTOR CORP         COM             682189105  126,270   12,806,269  SH          DEFINED      1,2   12,806,269
ON SEMICONDUCTOR CORP         COM             682189105    2,959      300,100       CALL   DEFINED      1,2      300,100
ON SEMICONDUCTOR CORP         COM             682189105   28,845    2,925,500       CALL   DEFINED      1,2    2,925,500
ON SEMICONDUCTOR CORP         COM             682189105   17,748    1,800,000       CALL   DEFINED      1,2    1,800,000
PMC-SIERRA INC                COM             69344F106   26,149    3,481,828  SH          DEFINED      1,2    3,481,828
POWER ONE INC NEW             COM             73930R102    4,690      536,000  SH          DEFINED      1,2      536,000
RACKSPACE HOSTING INC         COM             750086100   21,425      500,000       PUT    DEFINED      1,2      500,000
RADWARE LTD                   ORD             M81873107   27,322      770,947  SH          DEFINED      1,2      770,947
SIRONA DENTAL SYSTEMS INC     COM             82966C103    6,872      137,000  SH          DEFINED      1,2      137,000
SKECHERS U S A INC            CL A            830566105   49,534    2,411,610  SH          DEFINED      1,2    2,411,610
SKECHERS U S A INC            CL A            830566105    6,162      300,000       CALL   DEFINED      1,2      300,000
SMART MODULAR TECHNOLOGIES I  ORD SHS         G82245104    3,881      500,100  SH          DEFINED      1,2      500,100
SOLUTIA INC                   COM NEW         834376501  143,821    5,662,234  SH          DEFINED      1,2    5,662,234
STR HLDGS INC                 COM             78478V100    1,007       52,500  SH          DEFINED      1,2       52,500
STR HLDGS INC                 COM             78478V100    1,918      100,000       PUT    DEFINED      1,2      100,000
SAVVIS INC                    COM NEW         805423308   26,177      705,777  SH          DEFINED      1,2      705,777
SIERRA WIRELESS INC           COM             826516106    5,765      527,424  SH          DEFINED      1,2      527,424
THORATEC CORP                 COM NEW         885175307   72,458    2,794,355  SH          DEFINED      1,2    2,794,355
TALEO CORP                    CL A            87424N104   54,572    1,530,782  SH          DEFINED      1,2    1,530,782
TOLL BROTHERS INC             COM             889478103   60,431    3,056,700  SH          DEFINED      1,2    3,056,700
VERIGY LTD                    SHS             Y93691106   32,705    2,321,164  SH          DEFINED      1,2    2,321,164
VERINT SYS INC                COM             92343X100   91,882    2,563,681  SH          DEFINED      1,2    2,563,681
WATSCO INC                    COM             942622200   52,286      750,046  SH          DEFINED      1,2      750,046





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